ACCOUNTING POLICIES (Impairment) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		11.28%
Impairment charge (note 3 (f))		$ 99,000
Interest rate risk
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in risk variable, percent	0.010	0.005
Reasonably possible decrease in risk variable, percent	0.010	0.005
Steel Sales Volume Risk
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in risk variable, percent		0.050
Reasonably possible decrease in risk variable, percent		(0.050)
Operating Income Before Amortization And Depreciation Risk Member
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in risk variable, percent		0.050
Reasonably possible decrease in risk variable, percent		(0.050)
GDP Market Risk
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in risk variable, percent	0.005
Reasonably possible decrease in risk variable, percent	(0.005)
Increase in value-in-use	0.255	0.293
Decrease in value-in-use	(0.171)	0.288
Steel, Iron Ore And Hard Coking Coal Prices
Disclosure of impairment loss and reversal of impairment loss [line items]
Reasonably possible increase in risk variable, percent	0.050
Reasonably possible decrease in risk variable, percent	(0.05)
Usiminas Control Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Write Down Of Equity Method Investment		$ 120,400
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Growth rate used to extrapolate cash flow projections		2.18%
Discount rate used in current estimate of value in use		11.28%	9.93%
Cash-generating units | Usiminas Control Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	13.50%
Argentina | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use					14.30%
Brazil | Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		11.91%
Brazil | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use					10.30%
Impairment charge (note 3 (f))		$ 99,000
Recoverable amount of asset or cash-generating unit					$ 1,841,000